Joint ventures (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Feb. 15, 2023
Joint ventures [Line Items]
Ownership Interest percentage	33.33%
Recognized share percentage	50.00%
Limited share capital (in Dollars)	$ 1,000	$ 50,000,000
Kelltech Limited [Member]
Joint ventures [Line Items]
Ownership Interest percentage	50.00%
KTSA [Member]
Joint ventures [Line Items]
Ownership Interest percentage	66.67%
Lifezone Limited [Member]
Joint ventures [Line Items]
Ownership Interest percentage	33.33%
Kellplant [Member]
Joint ventures [Line Items]
Ownership Interest percentage	33.33%